Investment Risks	Nov. 28, 2025
Abacus FCF International Leaders ETF | Foreign Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including due to: differences in information available about foreign issuers; differences in investor protection standards in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, the Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund’s returns. Non-U.S. issuers also may not be subject to uniform accounting, auditing and financial reporting standards and there may be less reliable and publicly available financial and other information about such issuers, as compared to U.S. issuers.

Abacus FCF International Leaders ETF | Equity Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Abacus FCF International Leaders ETF | Geographic Region Risk Member
Prospectus [Line Items]
Risk [Text Block]
Geographic Region Risk. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or a particular country, the Fund will generally have more exposure to that region or country’s economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a significant portion of the Fund’s assets are invested, the Fund may experience substantial illiquidity or reduction in the value of the Fund’s investments. Adverse conditions in a certain region or country can also adversely affect securities of issuers in other countries whose economies appear to be unrelated.
•Asia Risk.  Investments in securities of issuers in Asian countries involve risks that are specific to Asia, including certain legal, regulatory, political and economic risks. Certain Asian countries have experienced expropriation and/or nationalization of assets, confiscatory taxation, political instability, armed conflict and social instability as a result of religious, ethnic, socio-economic and/or political unrest. Some economies in this region are dependent on a range of commodities, and are strongly affected by international commodity prices and particularly vulnerable to price changes for these products. The market for securities in this region may also be directly influenced by the flow of international capital, and by the economic and market conditions of neighboring countries. Many Asian economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained. Some Asian economies are highly dependent on trade and economic conditions in other countries can impact these economies.
•Europe Risk. Decreasing imports or exports, changes in governmental or European Union (the “EU”) regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, war in or around the European region and/or an economic recession in an EU member country may have a significant adverse effect on the securities of EU issuers. The European financial markets have recently experienced volatility and adversity due to concerns about withdrawal of member countries from the EU and economic downturns and rising government debt levels in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe.

Abacus FCF International Leaders ETF | Geographic Region Risk, Asia Risk Member
Prospectus [Line Items]
Risk [Text Block]	Asia Risk. Investments in securities of issuers in Asian countries involve risks that are specific to Asia, including certain legal, regulatory, political and economic risks. Certain Asian countries have experienced expropriation and/or nationalization of assets, confiscatory taxation, political instability, armed conflict and social instability as a result of religious, ethnic, socio-economic and/or political unrest. Some economies in this region are dependent on a range of commodities, and are strongly affected by international commodity prices and particularly vulnerable to price changes for these products. The market for securities in this region may also be directly influenced by the flow of international capital, and by the economic and market conditions of neighboring countries. Many Asian economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained. Some Asian economies are highly dependent on trade and economic conditions in other countries can impact these economies.
Abacus FCF International Leaders ETF | Geographic Region Risk, Europe Risk Member
Prospectus [Line Items]
Risk [Text Block]	Europe Risk. Decreasing imports or exports, changes in governmental or European Union (the “EU”) regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, war in or around the European region and/or an economic recession in an EU member country may have a significant adverse effect on the securities of EU issuers. The European financial markets have recently experienced volatility and adversity due to concerns about withdrawal of member countries from the EU and economic downturns and rising government debt levels in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe.
Abacus FCF International Leaders ETF | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Risk. Investments in emerging markets are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations than investments in more developed markets. Companies in emerging markets may be subject to less stringent regulatory, accounting, auditing, and financial reporting and recordkeeping standards than companies in more developed countries, which could impede the Adviser's ability to evaluate such companies or impact the Fund's performance. Securities laws and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions may be limited or otherwise impaired. In addition, investments in emerging markets may experience lower trading volume, greater price fluctuations, delayed settlement, unexpected market closures and lack of timely information, and may be subject to additional transaction costs.

Abacus FCF International Leaders ETF | Sector Focus Risk Member
Prospectus [Line Items]
Risk [Text Block]
Sector Focus Risk. To the extent that the Fund’s investments are focused on a particular sector, the Fund is subject to loss due to adverse occurrences that may affect that sector. Focusing on a particular sector could increase the Fund’s volatility over the short term.

Abacus FCF International Leaders ETF | Small And Medium Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often, small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions. Small and medium capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations or may have difficulty in repaying any loans which are floating rate.

Abacus FCF International Leaders ETF | Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Depositary Receipts Risk. The risks of investments in depositary receipts are substantially similar to Foreign Investment Risks. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Abacus FCF International Leaders ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. A derivative instrument derives its value from an underlying security, currency, commodity, interest rate, index or other asset (collectively, “underlying asset”). The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in the underlying assets, including counterparty, leverage and liquidity risks. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful.
•Futures Contracts Risk. Exchange-traded futures contracts are a type of derivative, which call for the future delivery of an asset, or cash settlement, at a certain stated price on a specified future date. Futures contracts involve the risk of imperfect correlation between movements in the price of the instruments and the price of the underlying assets. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile, and the use of futures may increase the volatility of the Fund’s NAV.

Abacus FCF International Leaders ETF | Derivatives Risk, Futures Contracts Risk Member
Prospectus [Line Items]
Risk [Text Block]	Futures Contracts Risk. Exchange-traded futures contracts are a type of derivative, which call for the future delivery of an asset, or cash settlement, at a certain stated price on a specified future date. Futures contracts involve the risk of imperfect correlation between movements in the price of the instruments and the price of the underlying assets. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile, and the use of futures may increase the volatility of the Fund’s NAV.
Abacus FCF International Leaders ETF | Active And Frequent Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]
Active and Frequent Trading Risk. Active and frequent trading of portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities, and may also result in higher taxes if Shares are held in a taxable account.

Abacus FCF International Leaders ETF | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Fund is actively managed using proprietary Models. There can be no guarantee that the Fund will achieve its investment objective or that the Models will produce the intended results. The Fund may be adversely affected by imperfections, errors or limitations in the construction or implementation of the Models and/or the Adviser's ability to monitor and timely adjust the metrics or update the data or features underlying the Models. Any of these factors could result in the Fund underperforming comparable investment vehicles. In addition, the Adviser’s investment process will result in the Fund holding a more limited number of securities. As a result, each investment has a greater effect on the Fund’s overall performance and any change in the value of these securities could significantly affect the value of your investment in the Fund.

Abacus FCF International Leaders ETF | Market Events Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Events Risk. The value of securities in the Fund's portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Fund's control, including the quality of the Fund's investments, economic conditions, adverse investor sentiment, lower demand for a company's goods or services, and general market conditions. In a declining market, the prices for all securities (including those in the Fund's portfolio) may decline, regardless of their long-term prospects. Security values tend to move in cycles, with periods when securities markets generally rise and periods when they generally decline. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, natural disasters, changes in trade regulation, economic sanctions, imposition of tariffs or other events could have a significant impact on the Fund, its investments and the trading of its Shares.
Abacus FCF International Leaders ETF | ETF Risk Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risk. As an ETF, the Fund is subject to the following risks:
•Authorized Participants Concentration Risk. The Fund may have a limited number of financial institutions that may act as Authorized Participants (“APs”). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, Shares may trade at a discount to NAV and possibly face delisting.
•Flash Crash Risk. Sharp price declines in securities owned by the Fund may trigger trading halts, which may result in the Fund’s shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day. Shareholders could suffer significant losses to the extent that they sell Shares at these temporarily low market prices.
•International Closed Markets Trading Risk. Because certain of the Fund’s investments trade in markets that are closed when the Fund and Exchange are open, there are likely to be deviations between the current prices of such investments and the prices at which such investments are valued by the Fund. As a result, Shares may appear to trade at a significant discount or premium to NAV.
•Large Shareholder Risk.  Certain shareholders, including the Adviser or an affiliate of the Adviser, or groups of related shareholders, such as those investing through one or more model portfolios, may own a substantial amount of the Shares. The disposition of Shares by large shareholders resulting in redemptions through or by APs could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.
•Premium-Discount Risk. Shares may trade above or below their NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares. The market prices of Shares will generally fluctuate in accordance with changes in NAV, changes in the relative supply of, and demand for, Shares, and changes in the liquidity, or the perceived liquidity, of the Fund’s holdings.
•Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted.

Abacus FCF International Leaders ETF | ETF Risk, Authorized Participants Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants Concentration Risk. The Fund may have a limited number of financial institutions that may act as Authorized Participants (“APs”). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, Shares may trade at a discount to NAV and possibly face delisting.
Abacus FCF International Leaders ETF | ETF Risk, Flash Crash Risk Member
Prospectus [Line Items]
Risk [Text Block]	Flash Crash Risk. Sharp price declines in securities owned by the Fund may trigger trading halts, which may result in the Fund’s shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day. Shareholders could suffer significant losses to the extent that they sell Shares at these temporarily low market prices.
Abacus FCF International Leaders ETF | ETF Risk, International Closed Markets Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	International Closed Markets Trading Risk. Because certain of the Fund’s investments trade in markets that are closed when the Fund and Exchange are open, there are likely to be deviations between the current prices of such investments and the prices at which such investments are valued by the Fund. As a result, Shares may appear to trade at a significant discount or premium to NAV.
Abacus FCF International Leaders ETF | ETF Risk, Large Shareholder Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large Shareholder Risk. Certain shareholders, including the Adviser or an affiliate of the Adviser, or groups of related shareholders, such as those investing through one or more model portfolios, may own a substantial amount of the Shares. The disposition of Shares by large shareholders resulting in redemptions through or by APs could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Abacus FCF International Leaders ETF | ETF Risk, Premium-Discount Risk Member
Prospectus [Line Items]
Risk [Text Block]	Premium-Discount Risk. Shares may trade above or below their NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares. The market prices of Shares will generally fluctuate in accordance with changes in NAV, changes in the relative supply of, and demand for, Shares, and changes in the liquidity, or the perceived liquidity, of the Fund’s holdings.
Abacus FCF International Leaders ETF | ETF Risk, Secondary Market Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted.
Abacus FCF International Leaders ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investor may lose money by investing in the Fund.
Abacus FCF Leaders ETF | Equity Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Abacus FCF Leaders ETF | Geographic Region Risk Member
Prospectus [Line Items]
Risk [Text Block]
Geographic Region Risk. Because the Fund invests a significant portion of its assets in the U.S., the Fund will generally have more exposure to economic risks affecting the U.S. In the event of economic or political turmoil or a deterioration of diplomatic relations in the U.S., the Fund may experience substantial illiquidity or reduction in the value of the Fund’s investments. Adverse conditions in other countries whose economies appear to be unrelated can also adversely affect the Fund’s U.S. investments.

Abacus FCF Leaders ETF | Sector Focus Risk Member
Prospectus [Line Items]
Risk [Text Block]
Sector Focus Risk. To the extent that the Fund’s investments are focused on a particular sector, the Fund is subject to loss due to adverse occurrences that may affect that sector. Focusing on a particular sector could increase the Fund’s volatility over the short term.

Abacus FCF Leaders ETF | Small And Medium Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often, small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions. Small and medium capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans which are floating rate.

Abacus FCF Leaders ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. A derivative instrument derives its value from an underlying security, currency, commodity, interest rate, index or other asset (collectively, “underlying asset”). The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in the underlying assets, including counterparty, leverage and liquidity risks. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful.
•Futures Contracts Risk. Exchange-traded futures contracts are a type of derivative, which call for the future delivery of an asset, or cash settlement, at a certain stated price on a specified future date. Futures contracts involve the risk of imperfect correlation between movements in the price of the instruments and the price of the underlying assets. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile, and the use of futures may increase the volatility of the Fund’s NAV.

Abacus FCF Leaders ETF | Derivatives Risk, Futures Contracts Risk Member
Prospectus [Line Items]
Risk [Text Block]	Futures Contracts Risk. Exchange-traded futures contracts are a type of derivative, which call for the future delivery of an asset, or cash settlement, at a certain stated price on a specified future date. Futures contracts involve the risk of imperfect correlation between movements in the price of the instruments and the price of the underlying assets. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile, and the use of futures may increase the volatility of the Fund’s NAV.
Abacus FCF Leaders ETF | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Fund is actively managed using proprietary Models. There can be no guarantee that the Fund will achieve its investment objective or that the Models will produce the intended results. The Fund may be adversely affected by imperfections, errors or limitations in the construction or implementation of the Models and/or the Adviser's ability to monitor and timely adjust the metrics or update the data or features underlying the Models. Any of these factors could result in the Fund underperforming comparable investment vehicles. In addition, the Adviser’s investment process will result in the Fund holding a more limited number of securities. As a result, each investment has a greater effect on the Fund’s overall performance and any change in the value of these securities could significantly affect the value of your investment in the Fund.

Abacus FCF Leaders ETF | Market Events Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Events Risk. The value of securities in the Fund's portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Fund's control, including the quality of the Fund's investments, economic conditions, adverse investor sentiment, lower demand for a company's goods or services, and general market conditions. In a declining market, the prices for all securities (including those in the Fund's portfolio) may decline, regardless of their long-term prospects. Security values tend to move in cycles, with periods when securities markets generally rise and periods when they generally decline. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, natural disasters, changes in trade regulation, economic sanctions, imposition of tariffs or other events could have a significant impact on the Fund, its investments and the trading of its Shares.

Abacus FCF Leaders ETF | ETF Risk Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risk. As an ETF, the Fund is subject to the following risks:
•Authorized Participants Concentration Risk. The Fund may have a limited number of financial institutions that may act as Authorized Participants (“APs”). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, Shares may trade at a discount to NAV and possibly face delisting.
•Flash Crash Risk. Sharp price declines in securities owned by the Fund may trigger trading halts, which may result in the Fund’s shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day. Shareholders could suffer significant losses to the extent that they sell Shares at these temporarily low market prices.
•Large Shareholder Risk. Certain shareholders, including the Adviser or an affiliate of the Adviser, or groups of related shareholders, such as those investing through one or more model portfolios, may own a substantial amount of the Shares. The disposition of Shares by large shareholders resulting in redemptions through or by APs, could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.
•Premium-Discount Risk. Shares may trade above or below their NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares. The market prices of Shares will generally fluctuate in accordance with changes in NAV, changes in the relative supply of, and demand for, Shares, and changes in the liquidity, or the perceived liquidity, of the Fund’s holdings.
•Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted.

Abacus FCF Leaders ETF | ETF Risk, Authorized Participants Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants Concentration Risk. The Fund may have a limited number of financial institutions that may act as Authorized Participants (“APs”). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, Shares may trade at a discount to NAV and possibly face delisting.
Abacus FCF Leaders ETF | ETF Risk, Flash Crash Risk Member
Prospectus [Line Items]
Risk [Text Block]	Flash Crash Risk. Sharp price declines in securities owned by the Fund may trigger trading halts, which may result in the Fund’s shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day. Shareholders could suffer significant losses to the extent that they sell Shares at these temporarily low market prices.
Abacus FCF Leaders ETF | ETF Risk, Large Shareholder Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large Shareholder Risk. Certain shareholders, including the Adviser or an affiliate of the Adviser, or groups of related shareholders, such as those investing through one or more model portfolios, may own a substantial amount of the Shares. The disposition of Shares by large shareholders resulting in redemptions through or by APs, could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.
Abacus FCF Leaders ETF | ETF Risk, Premium-Discount Risk Member
Prospectus [Line Items]
Risk [Text Block]	Premium-Discount Risk. Shares may trade above or below their NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares. The market prices of Shares will generally fluctuate in accordance with changes in NAV, changes in the relative supply of, and demand for, Shares, and changes in the liquidity, or the perceived liquidity, of the Fund’s holdings.
Abacus FCF Leaders ETF | ETF Risk, Secondary Market Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted.
Abacus FCF Leaders ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investor may lose money by investing in the Fund.
Abacus FCF Small Cap Leaders ETF | Equity Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Abacus FCF Small Cap Leaders ETF | Geographic Region Risk Member
Prospectus [Line Items]
Risk [Text Block]	Geographic Region Risk. Because the Fund invests a significant portion of its assets in the U.S., the Fund will generally have more exposure to economic risks affecting the U.S. In the event of economic or political turmoil or a deterioration of diplomatic relations in the U.S., the Fund may experience substantial illiquidity or reduction in the value of the Fund’s investments. Adverse conditions in other countries whose economies appear to be unrelated can also adversely affect the Fund’s U.S. investments.
Abacus FCF Small Cap Leaders ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. A derivative instrument derives its value from an underlying security, currency, commodity, interest rate, index or other asset (collectively, “underlying asset”). The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in the underlying assets, including counterparty, leverage and liquidity risks. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful.
•Futures Contracts Risk. Exchange-traded futures contracts are a type of derivative, which call for the future delivery of an asset, or cash settlement, at a certain stated price on a specified future date. Futures contracts involve the risk of imperfect correlation between movements in the price of the instruments and the price of the underlying assets. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Adviser, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile, and the use of futures may increase the volatility of the Fund’s NAV.
Abacus FCF Small Cap Leaders ETF | Derivatives Risk, Futures Contracts Risk Member
Prospectus [Line Items]
Risk [Text Block]	Futures Contracts Risk. Exchange-traded futures contracts are a type of derivative, which call for the future delivery of an asset, or cash settlement, at a certain stated price on a specified future date. Futures contracts involve the risk of imperfect correlation between movements in the price of the instruments and the price of the underlying assets. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Adviser, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile, and the use of futures may increase the volatility of the Fund’s NAV.
Abacus FCF Small Cap Leaders ETF | Market Events Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Events Risk. The value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Fund’s control, including the quality of the Fund’s investments, economic conditions, adverse investor sentiment, lower demand for a company’s goods or services, and general market conditions. In a declining market, the prices for all securities (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. Security values tend to move in cycles, with periods when securities markets generally rise and periods when they generally decline. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, natural disasters, changes in trade regulation, economic sanctions, imposition of tariffs or other events could have a significant impact on the Fund, its investments and the trading of its Shares.

Abacus FCF Small Cap Leaders ETF | ETF Risk Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risk. As an exchange-traded fund (“ETF”), the Fund is subject to the following risks:
•Authorized Participants Concentration Risk. The Fund may have a limited number of financial institutions that may act as Authorized Participants (“APs”). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, Shares may trade at a discount to NAV and possibly face delisting.
•Flash Crash Risk. Sharp price declines in securities owned by the Fund may trigger trading halts, which may result in Shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day. Shareholders could suffer significant losses to the extent that they sell Shares at these temporarily low market prices.
•Large Shareholder Risk. Certain shareholders, including the Adviser or its affiliates, or groups of related shareholders, such as those investing through one or more model portfolios, may own a substantial amount of the Shares. The disposition of Shares by large shareholders, resulting in redemptions through or by APs, could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares. The form of a large shareholder’s contribution and any redemption activity in the Fund can adversely affect the tax efficiency of the Fund.
•Premium-Discount Risk. Shares may trade above or below their NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares. The market prices of Shares will generally fluctuate in accordance with changes in NAV, changes in the relative supply of, and demand for, Shares, and changes in the liquidity, or the perceived liquidity, of the Fund’s holdings.
•Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted.
Abacus FCF Small Cap Leaders ETF | ETF Risk, Authorized Participants Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants Concentration Risk. The Fund may have a limited number of financial institutions that may act as Authorized Participants (“APs”). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, Shares may trade at a discount to NAV and possibly face delisting.
Abacus FCF Small Cap Leaders ETF | ETF Risk, Flash Crash Risk Member
Prospectus [Line Items]
Risk [Text Block]	Flash Crash Risk. Sharp price declines in securities owned by the Fund may trigger trading halts, which may result in Shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day. Shareholders could suffer significant losses to the extent that they sell Shares at these temporarily low market prices.
Abacus FCF Small Cap Leaders ETF | ETF Risk, Large Shareholder Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large Shareholder Risk. Certain shareholders, including the Adviser or its affiliates, or groups of related shareholders, such as those investing through one or more model portfolios, may own a substantial amount of the Shares. The disposition of Shares by large shareholders, resulting in redemptions through or by APs, could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares. The form of a large shareholder’s contribution and any redemption activity in the Fund can adversely affect the tax efficiency of the Fund.
Abacus FCF Small Cap Leaders ETF | ETF Risk, Premium-Discount Risk Member
Prospectus [Line Items]
Risk [Text Block]	Premium-Discount Risk. Shares may trade above or below their NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares. The market prices of Shares will generally fluctuate in accordance with changes in NAV, changes in the relative supply of, and demand for, Shares, and changes in the liquidity, or the perceived liquidity, of the Fund’s holdings.
Abacus FCF Small Cap Leaders ETF | ETF Risk, Secondary Market Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted.
Abacus FCF Small Cap Leaders ETF | Small Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Small Capitalization Company Risk. Investing in securities of small capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often, small capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions. Small capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations or may have difficulty in repaying any loans which are floating rate.
Abacus FCF Small Cap Leaders ETF | Index-Based Strategy Risk Member
Prospectus [Line Items]
Risk [Text Block]
Index-Based Strategy Risk. The Fund is managed as an index-based fund that seeks to track the performance of the Underlying Index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold the component securities of the Underlying Index regardless of the current or projected performance of a specific security or the relevant market as a whole. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s returns to be lower than if the Fund employed an active strategy. The Fund will seek to track the Underlying Index in all market conditions, including during adverse market conditions when other funds may seek to take temporary defensive measures (such as investing significantly in cash or cash equivalents). Accordingly, unless the Underlying Index allocates significant portions of its assets to cash and/or cash equivalents during times of adverse market or economic conditions, the Fund may be subject to a higher level of market risk during such times than other funds. Further, the Underlying Index methodology is designed to provide exposure to a limited number of securities, which results in the Fund holding a more limited number of securities. As a result, each investment has a greater effect on the Fund’s overall performance and any change in the value of these securities could significantly affect the value of your investment in the Fund. Additionally, the Fund generally rebalances and reconstitutes its portfolio in accordance with the Underlying Index and, therefore, any changes to the Underlying Index’s rebalance or reconstitution schedule will typically result in corresponding changes to the Fund’s rebalance or reconstitution schedule.

Abacus FCF Small Cap Leaders ETF | Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk. A fund concentrated in an industry or group of industries is likely to present more risks than a fund that is broadly diversified over several industries or groups of industries. Compared to the broad market, an individual industry or group of related industries may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock or regulatory changes.

Abacus FCF Small Cap Leaders ETF | Index Correlation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index Correlation Risk. While the Adviser seeks to track the performance of the Underlying Index closely (i.e., to achieve a high degree of correlation with the Underlying Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Underlying Index due to operating expenses, transaction costs, cash flows, regulatory requirements and/or operational inefficiencies.
Abacus FCF Small Cap Leaders ETF | Index Calculation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index Calculation Risk. The Underlying Index relies on various sources of information to assess the criteria of issuers included in the Underlying Index, including information that may be based on assumptions and estimates. The Fund, the Index Provider, the Adviser, the Underlying Index calculation agent and any of their respective affiliates cannot offer assurances that the Underlying Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers.
Abacus FCF Small Cap Leaders ETF | Affiliated Index Provider Risk Member
Prospectus [Line Items]
Risk [Text Block]	Affiliated Index Provider Risk. The Index Provider is an affiliated person of the Adviser, which poses the appearance of a conflict of interest. For example, a potential conflict could arise if the Adviser, as an affiliate of the Index Provider, were to exercise undue influence with respect to regular and/or extraordinary updates to the methodology or composition of the Underlying Index, including in a manner that might improve the apparent performance of the Fund relative to the performance of the Underlying Index. Additionally, potential conflicts could arise to the extent that portfolio managers of the Adviser become aware of contemplated methodology changes or rebalance activity prior to disclosure to the public, which could facilitate “front running” on behalf of other funds or accounts managed by the Adviser with similar exposure. Although the Adviser and the Index Provider have taken steps designed to ensure that these potential conflicts are mitigated (e.g., via the adoption of policies and procedures that are designed to minimize potential conflicts of interest and the implementation of informational barriers designed to minimize the potential for the misuse of information about the Underlying Index), there can be no assurance that such measures will be successful.
Abacus FCF Small Cap Leaders ETF | Risk Of Having A Transferred Basis In Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Risk of Having a Transferred Basis in Shares. An investment in Shares will be less tax efficient than an investment in other ETFs because the Fund’s initial portfolio was deposited in-kind by a seed investor whose cost basis in the securities was lower than the market value of such securities on the date of such deposit. Under the tax code, such in-kind contribution resulted in the seed investor’s lower basis in those securities being transferred to the Fund. As a result, if any securities with the lower basis are sold by the Fund, the Fund will realize higher amounts of realized gains upon the sale of such portfolio securities than otherwise would be the case had the Fund not received such in-kind deposit, and may be required to distribute capital gains, including long-term capital gains, to all shareholders (inclusive of, but not limited to, the seed investor) upon the sale of such portfolio securities. Please consult your tax advisor about the potential tax consequences. Nonetheless, because the Fund intends to transact with APs primarily in kind, it does not currently anticipate significant tax impacts to investors as a result of the in-kind seed investment.
Abacus FCF Small Cap Leaders ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investor may lose money by investing in the Fund.
Abacus FCF Small Cap Leaders ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Fund Risk. The Fund is considered non-diversified and may be more susceptible to factors negatively impacting its holdings to the extent the Fund invests more of its assets in the securities of fewer issuers than would a diversified fund.
Abacus FCF Innovation Leaders ETF | Equity Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Abacus FCF Innovation Leaders ETF | Small And Medium Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often, small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions. Small and medium capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations or may have difficulty in repaying any loans which are floating rate.

Abacus FCF Innovation Leaders ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. A derivative instrument derives its value from an underlying security, currency, commodity, interest rate, index or other asset (collectively, “underlying asset”). The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in the underlying assets, including counterparty, leverage and liquidity risks. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful.
•Futures Contracts Risk.  Exchange-traded futures contracts are a type of derivative, which call for the future delivery of an asset, or cash settlement, at a certain stated price on a specified future date. Futures contracts involve the risk of imperfect correlation between movements in the price of the instruments and the price of the underlying assets. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Adviser, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile, and the use of futures may increase the volatility of the Fund’s NAV.

Abacus FCF Innovation Leaders ETF | Derivatives Risk, Futures Contracts Risk Member
Prospectus [Line Items]
Risk [Text Block]	Futures Contracts Risk. Exchange-traded futures contracts are a type of derivative, which call for the future delivery of an asset, or cash settlement, at a certain stated price on a specified future date. Futures contracts involve the risk of imperfect correlation between movements in the price of the instruments and the price of the underlying assets. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Adviser, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile, and the use of futures may increase the volatility of the Fund’s NAV.
Abacus FCF Innovation Leaders ETF | Market Events Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Events Risk. The value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Fund’s control, including the quality of the Fund’s investments, economic conditions, adverse investor sentiment, lower demand for a company’s goods or services, and general market conditions. In a declining market, the prices for all securities (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. Security values tend to move in cycles, with periods when securities markets generally rise and periods when they generally decline. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, natural disasters, changes in trade regulation, economic sanctions, imposition of tariffs or other events could have a significant impact on the Fund, its investments and the trading of its Shares.
Abacus FCF Innovation Leaders ETF | ETF Risk Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risk. As an exchange-traded fund (“ETF”), the Fund is subject to the following risks:
•Authorized Participants Concentration Risk. The Fund may have a limited number of financial institutions that may act as Authorized Participants (“APs”). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, Shares may trade at a discount to NAV and possibly face delisting.
•Flash Crash Risk. Sharp price declines in securities owned by the Fund may trigger trading halts, which may result in Shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day. Shareholders could suffer significant losses to the extent that they sell Shares at these temporarily low market prices.
•Large Shareholder Risk.  Certain shareholders, including the Adviser or its affiliates, or groups of related shareholders, such as those investing through one or more model portfolios, may own a substantial amount of the Shares. The disposition of Shares by large shareholders, resulting in redemptions through or by APs, could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.
•Premium-Discount Risk. Shares may trade above or below their NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares. The market prices of Shares will generally fluctuate in accordance with changes in NAV, changes in the relative supply of, and demand for, Shares, and changes in the liquidity, or the perceived liquidity, of the Fund’s holdings.
•Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted.

Abacus FCF Innovation Leaders ETF | ETF Risk, Authorized Participants Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants Concentration Risk. The Fund may have a limited number of financial institutions that may act as Authorized Participants (“APs”). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, Shares may trade at a discount to NAV and possibly face delisting.
Abacus FCF Innovation Leaders ETF | ETF Risk, Flash Crash Risk Member
Prospectus [Line Items]
Risk [Text Block]	Flash Crash Risk. Sharp price declines in securities owned by the Fund may trigger trading halts, which may result in Shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day. Shareholders could suffer significant losses to the extent that they sell Shares at these temporarily low market prices.
Abacus FCF Innovation Leaders ETF | ETF Risk, Large Shareholder Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large Shareholder Risk. Certain shareholders, including the Adviser or its affiliates, or groups of related shareholders, such as those investing through one or more model portfolios, may own a substantial amount of the Shares. The disposition of Shares by large shareholders, resulting in redemptions through or by APs, could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.
Abacus FCF Innovation Leaders ETF | ETF Risk, Premium-Discount Risk Member
Prospectus [Line Items]
Risk [Text Block]	Premium-Discount Risk. Shares may trade above or below their NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares. The market prices of Shares will generally fluctuate in accordance with changes in NAV, changes in the relative supply of, and demand for, Shares, and changes in the liquidity, or the perceived liquidity, of the Fund’s holdings.
Abacus FCF Innovation Leaders ETF | ETF Risk, Secondary Market Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted.
Abacus FCF Innovation Leaders ETF | Index-Based Strategy Risk Member
Prospectus [Line Items]
Risk [Text Block]
Index-Based Strategy Risk. The Fund is managed as an index-based fund that seeks to track the performance of the Underlying Index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold the component securities of the Underlying Index regardless of the current or projected performance of a specific security or the relevant market as a whole. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s returns to be lower than if the Fund employed an active strategy. The Fund will seek to track the Underlying Index in all market conditions, including during adverse market conditions when other funds may seek to take temporary defensive measures (such as investing significantly in cash or cash equivalents). Accordingly, unless the Underlying Index allocates significant portions of its assets to cash and/or cash equivalents during times of adverse market or economic conditions, the Fund may be subject to a higher level of market risk during such times than other funds. Further, the Underlying Index methodology is designed to provide exposure to a limited number of securities, which results in the Fund holding a more limited number of securities. As a result, each investment has a greater effect on the Fund’s overall performance and any change in the value of these securities could significantly affect the value of your investment in the Fund. Additionally, the Fund generally rebalances and reconstitutes its portfolio in accordance with the Underlying Index and, therefore, any changes to the Underlying Index’s rebalance or reconstitution schedule will typically result in corresponding changes to the Fund’s rebalance or reconstitution schedule.

Abacus FCF Innovation Leaders ETF | Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk. A fund concentrated in an industry or group of industries is likely to present more risks than a fund that is broadly diversified over several industries or groups of industries. Compared to the broad market, an individual industry or group of related industries may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock or regulatory changes.

Abacus FCF Innovation Leaders ETF | Index Correlation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index Correlation Risk. While the Adviser seeks to track the performance of the Underlying Index closely (i.e., to achieve a high degree of correlation with the Underlying Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Underlying Index due to operating expenses, transaction costs, cash flows, regulatory requirements and/or operational inefficiencies.
Abacus FCF Innovation Leaders ETF | Index Calculation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Index Calculation Risk. The Underlying Index relies on various sources of information to assess the criteria of issuers included in the Underlying Index, including information that may be based on assumptions and estimates. The Fund, the Index Provider, the Adviser, the Underlying Index calculation agent and any of their respective affiliates cannot offer assurances that the Underlying Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers at any particular time.

Abacus FCF Innovation Leaders ETF | Affiliated Index Provider Risk Member
Prospectus [Line Items]
Risk [Text Block]
Affiliated Index Provider Risk. The Index Provider is an affiliated person of the Adviser, which poses the appearance of a conflict of interest. For example, a potential conflict could arise if the Adviser, as an affiliate of the Index Provider, were to exercise undue influence with respect to regular and/or extraordinary updates to the methodology or composition of the Underlying Index, including in a manner that might improve the apparent performance of the Fund relative to the performance of the Underlying Index. Additionally, potential conflicts could arise to the extent that portfolio managers of the Adviser become aware of contemplated methodology changes or rebalance activity prior to disclosure to the public, which could facilitate “front running” on behalf of other funds or accounts managed by the Adviser with similar exposure. Although the Adviser and the Index Provider have taken steps designed to ensure that these potential conflicts are mitigated (e.g., via the adoption of policies and procedures that are designed to minimize potential conflicts of interest and the implementation of informational barriers designed to minimize the potential for the misuse of information about the Underlying Index), there can be no assurance that such measures will be successful.

Abacus FCF Innovation Leaders ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investor may lose money by investing in the Fund.
Abacus Flexible Bond Leaders ETF | Foreign Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including due to: differences in information available about foreign issuers; differences in investor protection standards in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, an Underlying ETF’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund’s returns. Non-U.S. issuers also may not be subject to uniform accounting, auditing and financial reporting standards and there may be less reliable and publicly available financial and other information about such issuers, as compared to U.S. issuers.

Abacus Flexible Bond Leaders ETF | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Risk. Investments in emerging markets are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations than investments in more developed markets. Companies in emerging markets may be subject to less stringent regulatory, accounting, auditing, and financial reporting and recordkeeping standards than companies in more developed countries, which could impede an Underlying ETF's ability to evaluate such companies or impact the Fund's performance. Securities laws and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions may be limited or otherwise impaired. In addition, investments in emerging markets may experience lower trading volume, greater price fluctuations, delayed settlement, unexpected market closures and lack of timely information, and may be subject to additional transaction costs.

Abacus Flexible Bond Leaders ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. A derivative instrument derives its value from an underlying security, currency, commodity, interest rate, index or other asset (collectively, “underlying asset”). The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in the underlying assets, including counterparty, leverage and liquidity risks. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful.
•Futures Contracts Risk.  Exchange-traded futures contracts are a type of derivative, which call for the future delivery of an asset, or cash settlement, at a certain stated price on a specified future date. Futures contracts involve the risk of imperfect correlation between movements in the price of the instruments and the price of the underlying assets. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Adviser, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile, and the use of futures may increase the volatility of the Fund’s NAV.

Abacus Flexible Bond Leaders ETF | Derivatives Risk, Futures Contracts Risk Member
Prospectus [Line Items]
Risk [Text Block]	Futures Contracts Risk. Exchange-traded futures contracts are a type of derivative, which call for the future delivery of an asset, or cash settlement, at a certain stated price on a specified future date. Futures contracts involve the risk of imperfect correlation between movements in the price of the instruments and the price of the underlying assets. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Adviser, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile, and the use of futures may increase the volatility of the Fund’s NAV.
Abacus Flexible Bond Leaders ETF | Active And Frequent Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Active and Frequent Trading Risk. Active and frequent trading of portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities, and may also result in higher taxes if Shares are held in a taxable account.
Abacus Flexible Bond Leaders ETF | Market Events Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Events Risk. The value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Fund’s control, including the quality of the Fund’s investments, economic conditions, adverse investor sentiment, lower demand for a company’s goods or services, and general market conditions. In a declining market, the prices for all securities (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. Security values tend to move in cycles, with periods when securities markets generally rise and periods when they generally decline. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, natural disasters, changes in trade regulation, economic sanctions, imposition of tariffs or other events could have a significant impact on the Fund, its investments and the trading of its Shares.
Abacus Flexible Bond Leaders ETF | ETF Risk Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risk. As an ETF, the Fund is subject to the following risks:
•Authorized Participants Concentration Risk. The Fund may have a limited number of financial institutions that may act as Authorized Participants (“APs”). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, Shares may trade at a discount to NAV and possibly face delisting.
•Flash Crash Risk. Sharp price declines in securities owned by the Fund may trigger trading halts, which may result in Shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day. Shareholders could suffer significant losses to the extent that they sell Shares at these temporarily low market prices.
•Large Shareholder Risk. Certain shareholders, including the Adviser or its affiliates, or groups of related shareholders, such as those investing through one or more model portfolios, may own a substantial amount of the Shares. The disposition of Shares by large shareholders resulting in redemptions through or by APs could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.
•Premium-Discount Risk. Shares may trade above or below their NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares. The market prices of Shares will generally fluctuate in accordance with changes in NAV, changes in the relative supply of, and demand for, Shares, and changes in the liquidity, or the perceived liquidity, of the Fund’s holdings.
•Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted.

Abacus Flexible Bond Leaders ETF | ETF Risk, Authorized Participants Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants Concentration Risk. The Fund may have a limited number of financial institutions that may act as Authorized Participants (“APs”). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, Shares may trade at a discount to NAV and possibly face delisting.
Abacus Flexible Bond Leaders ETF | ETF Risk, Flash Crash Risk Member
Prospectus [Line Items]
Risk [Text Block]	Flash Crash Risk. Sharp price declines in securities owned by the Fund may trigger trading halts, which may result in Shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day. Shareholders could suffer significant losses to the extent that they sell Shares at these temporarily low market prices.
Abacus Flexible Bond Leaders ETF | ETF Risk, Large Shareholder Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large Shareholder Risk. Certain shareholders, including the Adviser or its affiliates, or groups of related shareholders, such as those investing through one or more model portfolios, may own a substantial amount of the Shares. The disposition of Shares by large shareholders resulting in redemptions through or by APs could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Abacus Flexible Bond Leaders ETF | ETF Risk, Premium-Discount Risk Member
Prospectus [Line Items]
Risk [Text Block]	Premium-Discount Risk. Shares may trade above or below their NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares. The market prices of Shares will generally fluctuate in accordance with changes in NAV, changes in the relative supply of, and demand for, Shares, and changes in the liquidity, or the perceived liquidity, of the Fund’s holdings.
Abacus Flexible Bond Leaders ETF | ETF Risk, Secondary Market Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted.
Abacus Flexible Bond Leaders ETF | Index-Based Strategy Risk Member
Prospectus [Line Items]
Risk [Text Block]
Index-Based Strategy Risk. The Fund is managed as an index-based fund that seeks to track the performance of the Underlying Index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold the component securities of the Underlying Index regardless of the current or projected performance of a specific security or the relevant market as a whole. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s returns to be lower than if the Fund employed an active strategy. The Fund will seek to track the Underlying Index in all market conditions, including during adverse market conditions when other funds may seek to take temporary defensive measures (such as investing significantly in cash or cash equivalents). Accordingly, unless the Underlying Index allocates significant portions of its assets to cash and/or cash equivalents during times of adverse market or economic conditions, the Fund may be subject to a higher level of market risk during such times than other funds. Further, the Underlying Index methodology is designed to provide exposure to a limited number of securities, which results in the Fund holding a more limited number of securities. As a result, each investment has a greater effect on the Fund’s overall performance and any change in the value of these securities could significantly affect the value of your investment in the Fund. Additionally, the Fund generally rebalances and reconstitutes its portfolio in accordance with the Underlying Index and, therefore, any changes to the Underlying Index’s rebalance or reconstitution schedule will typically result in corresponding changes to the Fund’s rebalance or reconstitution schedule.

Abacus Flexible Bond Leaders ETF | Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk. A fund concentrated in an industry or group of industries is likely to present more risks than a fund that is broadly diversified over several industries or groups of industries. Compared to the broad market, an individual industry or group of related industries may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock or regulatory changes.

Abacus Flexible Bond Leaders ETF | Index Correlation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index Correlation Risk. While the Adviser seeks to track the performance of the Underlying Index closely (i.e., to achieve a high degree of correlation with the Underlying Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Underlying Index due to operating expenses, transaction costs, cash flows, regulatory requirements and/or operational inefficiencies.
Abacus Flexible Bond Leaders ETF | Index Calculation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Index Calculation Risk. The Underlying Index relies on various sources of information to assess the criteria of issuers included in the Underlying Index, including information that may be based on assumptions and estimates. The Fund, the Index Provider, the Adviser, the Underlying Index calculation agent and any of their respective affiliates cannot offer assurances that the Underlying Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers at any particular time.

Abacus Flexible Bond Leaders ETF | Affiliated Index Provider Risk Member
Prospectus [Line Items]
Risk [Text Block]
Affiliated Index Provider Risk. The Index Provider is an affiliated person of the Adviser, which poses the appearance of a conflict of interest. For example, a potential conflict could arise if the Adviser, as an affiliate of the Index Provider, were to exercise undue influence with respect to regular and/or extraordinary updates to the methodology or composition of the Underlying Index, including in a manner that might improve the apparent performance of the Fund relative to the performance of the Underlying Index. Additionally, potential conflicts could arise to the extent that portfolio managers of the Adviser become aware of contemplated methodology changes or rebalance activity prior to disclosure to the public, which could facilitate “front running” on behalf of other funds or accounts managed by the Adviser with similar exposure. Although the Adviser and the Index Provider have taken steps designed to ensure that these potential conflicts are mitigated (e.g., via the adoption of policies and procedures that are designed to minimize potential conflicts of interest and the implementation of informational barriers designed to minimize the potential for the misuse of information about the Underlying Index), there can be no assurance that such measures will be successful.

Abacus Flexible Bond Leaders ETF | Underlying ETFs Risk Member
Prospectus [Line Items]
Risk [Text Block]
Underlying ETFs Risk. In seeking to track the Underlying Index, the Fund invests substantially all of its assets in Underlying ETFs. Accordingly, the Fund’s investment performance is directly related to the performance of the Underlying ETFs. The Fund’s net asset value (or “NAV”) will change with changes in the value of the Underlying
ETFs based on their market valuations. An investment in the Fund will entail more costs and expenses than a direct investment in the Underlying ETFs. As the Underlying ETFs, or the Fund’s allocations among the Underlying ETFs, change from time to time, or to the extent that the total annual fund operating expenses of any Underlying ETF changes, the weighted average operating expenses borne by the Fund may increase or decrease.

Abacus Flexible Bond Leaders ETF | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk. During periods of rising interest rates, the market value of the Fund’s securities will tend to be lower than prevailing market rates and in periods of falling interest rates, the market value of an Underlying ETF’s securities will tend to be higher. An Underlying ETF’s (and therefore the Fund’s) yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. In general, securities with longer maturities or durations are more sensitive to interest rate changes. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for an Underlying ETF. During periods when inflation rates are high or rising, or during periods of low interest rates, an Underlying ETF (and therefore the Fund) may be subject to a greater risk of rising interest rates. Changing interest rates may have unpredictable effects on the markets and the Fund’s investments, may result in heightened market volatility, may impact the liquidity of fixed-income securities and of the Fund, and may detract from Fund performance. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors).

Abacus Flexible Bond Leaders ETF | Credit (Or Default) Risk Member
Prospectus [Line Items]
Risk [Text Block]
Credit (or Default) Risk. The inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its principal or interest payments or other financial obligations in a timely manner will adversely affect the value of an Underlying ETF’s (and therefore the Fund’s) investments and its returns. Changes in an issuer’s financial strength, the market’s perception of an issuer’s creditworthiness, or in the credit rating of the issuer or the security may also affect the value of an Underlying ETF’s investment in that issuer.

Abacus Flexible Bond Leaders ETF | Debt Extension Risk Member
Prospectus [Line Items]
Risk [Text Block]
Debt Extension Risk. When interest rates rise, an issuer will exercise its right to pay principal on certain debt securities held by an Underlying Fund later than expected. This will cause the value of the security, and the Underlying ETF’s (and therefore the Fund’s) NAV, to decrease, and the Underlying ETF may lose opportunities to invest in higher yielding securities.

Abacus Flexible Bond Leaders ETF | Prepayment (Or Call) Risk Member
Prospectus [Line Items]
Risk [Text Block]
Prepayment (or Call) Risk. An issuer could exercise its right to pay principal on callable debt securities held by an Underlying ETF earlier than expected. Issuers may be more likely to prepay when interest rates fall, when credit spreads change, or when an issuer’s credit quality improves. If this happens, an Underlying ETF (and therefore the Fund) will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds in lower yielding securities, which may reduce the Fund’s returns. An Underlying ETF may also lose any premium it paid to purchase the securities, which will impact the value of the Fund’s investments.

Abacus Flexible Bond Leaders ETF | U.S. Government Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
U.S. Government Securities Risk is the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Fund are neither issued nor guaranteed by the U.S. Treasury and, therefore, may not be backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

Abacus Flexible Bond Leaders ETF | Asset-Backed And Mortgage-Backed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Asset-Backed and Mortgage-Backed Securities Risk. Asset-backed and mortgage-backed securities may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, particularly in declining general economic conditions when concern regarding mortgagees’ ability to pay (e.g., the ability of homeowners, commercial mortgagees, consumers with student loans, automobile loans or credit card debtholders to make payments on the underlying loan pools) rises, which may result in an Underlying ETF experiencing difficulty selling or valuing these securities. In addition, these securities may not be backed by the full faith and credit of the U.S. government, have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Those asset-backed and mortgage-backed securities that are guaranteed as to the timely payment of interest and principal by a government entity, are not guaranteed as to market price, which will fluctuate. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain asset-backed and mortgage-backed securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to an Underlying ETF (and therefore the Fund). Privately issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and an Underlying ETF may be unable to sell these securities at the time or price it desires. During periods of market stress or high redemptions, an Underlying ETF may be forced to sell these securities at significantly reduced prices, resulting in losses to the Fund. Liquid privately issued mortgage-backed securities and asset-backed securities can become illiquid during periods of market stress. Privately issued mortgage-related securities are not subject to the same underwriting requirements as those with government or government-sponsored entity guarantees and, therefore, mortgage loans underlying privately issued mortgage-related securities may have less favorable collateral, credit risk, liquidity risk or other underwriting characteristics, and wider variances in interest rate, term, size, purpose and borrower characteristics. Liquidity and credit risks are even greater for mortgage pools that include subprime mortgages.

Abacus Flexible Bond Leaders ETF | Loan Risk Member
Prospectus [Line Items]
Risk [Text Block]
Loan Risk. In addition to the risks typically associated with high-yield fixed income securities, loans may be unsecured or not fully collateralized, may be subject to restrictions on resale, may be less liquid and may trade infrequently on the secondary market. In addition, because loans settle on a delayed basis, proceeds from the sale of loans may not be available to meet an Underlying ETF's obligations for a substantial period of time after the sale of the loan, which may result in losses to the Fund.

Abacus Flexible Bond Leaders ETF | Sovereign Debt Risk Member
Prospectus [Line Items]
Risk [Text Block]
Sovereign Debt Risk. An Underlying ETF may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

Abacus Flexible Bond Leaders ETF | Inflation-Protected Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Inflation-Protected Securities Risk. Interest payments on inflation-protected securities can be unpredictable and will vary as the principal and/or interest is periodically adjusted based on the rate of inflation. If the index measuring inflation falls, the interest payable on these securities will be reduced.

Abacus Flexible Bond Leaders ETF | High Yield (Junk Bond) Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
High Yield (Junk Bond) Securities Risk. High yield securities and unrated securities of similar credit quality are considered to be speculative with respect to the issuer’s continuing ability to make principal and interest payments and are generally subject to greater levels of credit quality risk than investment grade securities. High yield securities are usually issued by companies, including smaller and medium capitalization companies, without long track records of sales and earnings, or with questionable credit strength. These companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying floating rate loans. These fixed-income securities are considered below “investment-grade.” The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell these securities or could result in lower prices than higher-rated fixed income securities. These risks can reduce the value of the shares of an Underlying ETF and the income it earns.

Abacus Flexible Bond Leaders ETF | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Valuation Risk. The sale price an Underlying ETF could receive for a portfolio security may differ from the Underlying ETF’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in an Underlying ETF’s portfolio (which impact the value of the Fund’s portfolio) may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Abacus Flexible Bond Leaders ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If an Underlying ETF invests in illiquid securities or its portfolio securities otherwise become illiquid, it may reduce the returns of the Underlying ETF because the Underlying ETF may be unable to sell the illiquid securities at an advantageous time or price. In the event that a Underlying ETF voluntarily or involuntarily liquidates its portfolio assets during periods of infrequent trading of its securities, the Underlying ETF may not receive full value for those assets, which will reduce the value of the Underlying ETF’s shares, and in turn, the value of the Fund’s investment in such shares.

Abacus Flexible Bond Leaders ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investor may lose money by investing in the Fund.
Abacus FCF Real Assets Leaders ETF | Equity Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Abacus FCF Real Assets Leaders ETF | Small And Medium Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often, small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions. Small and medium capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations or may have difficulty in repaying any loans which are floating rate.

Abacus FCF Real Assets Leaders ETF | Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Depositary Receipts Risk. The risks of investments in depositary receipts are substantially similar to a direct investment in a foreign security. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including due to: differences in information available about foreign issuers; differences in investor protection standards in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Abacus FCF Real Assets Leaders ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. A derivative instrument derives its value from an underlying security, currency, commodity, interest rate, index or other asset (collectively, “underlying asset”). The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in the underlying assets, including counterparty, leverage and liquidity risks. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful.
•Futures Contracts Risk. Exchange-traded futures contracts are a type of derivative, which call for the future delivery of an asset, or cash settlement, at a certain stated price on a specified future date. Futures contracts involve the risk of imperfect correlation between movements in the price of the instruments and the price of the underlying assets. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or Abacus FCF Advisors LLC, the Fund’s adviser (the “Adviser”), thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile, and the use of futures may increase the volatility of the Fund’s NAV.

Abacus FCF Real Assets Leaders ETF | Derivatives Risk, Futures Contracts Risk Member
Prospectus [Line Items]
Risk [Text Block]	Futures Contracts Risk. Exchange-traded futures contracts are a type of derivative, which call for the future delivery of an asset, or cash settlement, at a certain stated price on a specified future date. Futures contracts involve the risk of imperfect correlation between movements in the price of the instruments and the price of the underlying assets. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or Abacus FCF Advisors LLC, the Fund’s adviser (the “Adviser”), thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile, and the use of futures may increase the volatility of the Fund’s NAV.
Abacus FCF Real Assets Leaders ETF | Market Events Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Events Risk. The value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Fund’s control, including the quality of the Fund’s investments, economic conditions, adverse investor sentiment, lower demand for a company’s goods or services, and general market conditions. In a declining market, the prices for all securities (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. Security values tend to move in cycles, with periods when securities markets generally rise and periods when they generally decline. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, natural disasters, changes in trade regulation, economic sanctions, imposition of tariffs or other events could have a significant impact on the Fund, its investments and the trading of its Shares.
Abacus FCF Real Assets Leaders ETF | ETF Risk Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risk. As an exchange-traded fund (“ETF”), the Fund is subject to the following risks:
•Authorized Participants Concentration Risk. The Fund may have a limited number of financial institutions that may act as Authorized Participants (“APs”). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, Shares may trade at a discount to NAV and possibly face delisting.
•Flash Crash Risk. Sharp price declines in securities owned by the Fund may trigger trading halts, which may result in Shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day. Shareholders could suffer significant losses to the extent that they sell Shares at these temporarily low market prices.
•Large Shareholder Risk. Certain shareholders, including the Adviser or its affiliates, or groups of related shareholders, such as those investing through one or more model portfolios, may own a substantial amount of the Shares. The disposition of Shares by large shareholders resulting in redemptions through or by APs could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.
•Premium-Discount Risk. Shares may trade above or below their NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares. The market prices of Shares will generally fluctuate in accordance with changes in NAV, changes in the relative supply of, and demand for, Shares, and changes in the liquidity, or the perceived liquidity, of the Fund’s holdings.
•Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted.

Abacus FCF Real Assets Leaders ETF | ETF Risk, Authorized Participants Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants Concentration Risk. The Fund may have a limited number of financial institutions that may act as Authorized Participants (“APs”). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, Shares may trade at a discount to NAV and possibly face delisting.
Abacus FCF Real Assets Leaders ETF | ETF Risk, Flash Crash Risk Member
Prospectus [Line Items]
Risk [Text Block]	Flash Crash Risk. Sharp price declines in securities owned by the Fund may trigger trading halts, which may result in Shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day. Shareholders could suffer significant losses to the extent that they sell Shares at these temporarily low market prices.
Abacus FCF Real Assets Leaders ETF | ETF Risk, Large Shareholder Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large Shareholder Risk. Certain shareholders, including the Adviser or its affiliates, or groups of related shareholders, such as those investing through one or more model portfolios, may own a substantial amount of the Shares. The disposition of Shares by large shareholders resulting in redemptions through or by APs could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.
Abacus FCF Real Assets Leaders ETF | ETF Risk, Premium-Discount Risk Member
Prospectus [Line Items]
Risk [Text Block]	Premium-Discount Risk. Shares may trade above or below their NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares. The market prices of Shares will generally fluctuate in accordance with changes in NAV, changes in the relative supply of, and demand for, Shares, and changes in the liquidity, or the perceived liquidity, of the Fund’s holdings.
Abacus FCF Real Assets Leaders ETF | ETF Risk, Secondary Market Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted.
Abacus FCF Real Assets Leaders ETF | Index-Based Strategy Risk Member
Prospectus [Line Items]
Risk [Text Block]
Index-Based Strategy Risk. The Fund is managed as an index-based fund that seeks to track the performance of the Underlying Index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold the component securities of the Underlying Index regardless of the current or projected performance of a specific security or the relevant market as a whole. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s returns to be lower than if the Fund employed an active strategy. The Fund will seek to track the Underlying Index in all market conditions, including during adverse market conditions when other funds may seek to take temporary defensive measures (such as investing significantly in cash or cash equivalents). Accordingly, unless the Underlying Index allocates significant portions of its assets to cash and/or cash equivalents during times of adverse market or economic conditions, the Fund may be subject to a higher level of market risk during such times than other funds. Further, the Underlying Index methodology is designed to provide exposure to a limited number of securities, which results in the Fund holding a more limited number of securities. As a result, each investment has a greater effect on the Fund’s overall performance and any change in the value of these securities could significantly affect the value of your investment in the Fund. Additionally, the Fund generally rebalances and reconstitutes its portfolio in accordance with the Underlying Index and, therefore, any changes to the Underlying Index’s rebalance or reconstitution schedule will typically result in corresponding changes to the Fund’s rebalance or reconstitution schedule.

Abacus FCF Real Assets Leaders ETF | Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk. A fund concentrated in an industry or group of industries is likely to present more risks than a fund that is broadly diversified over several industries or groups of industries. Compared to the broad market, an individual industry or group of related industries may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock or regulatory changes.

Abacus FCF Real Assets Leaders ETF | Index Correlation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Index Correlation Risk. While the Adviser seeks to track the performance of the Underlying Index closely (i.e., to achieve a high degree of correlation with the Underlying Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Underlying Index due to operating expenses, transaction costs, cash flows, regulatory requirements and/or operational inefficiencies.

Abacus FCF Real Assets Leaders ETF | Index Calculation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Index Calculation Risk. The Underlying Index relies on various sources of information to assess the criteria of issuers included in the Underlying Index, including information that may be based on assumptions and estimates. The Fund, the Index Provider, the Adviser, the Underlying Index calculation agent and any of their respective affiliates cannot offer assurances that the Underlying Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers at any particular time.

Abacus FCF Real Assets Leaders ETF | Affiliated Index Provider Risk Member
Prospectus [Line Items]
Risk [Text Block]
Affiliated Index Provider Risk. The Index Provider is an affiliated person of the Adviser, which poses the appearance of a conflict of interest. For example, a potential conflict could arise if the Adviser, as an affiliate of the Index Provider, were to exercise undue influence with respect to regular and/or extraordinary updates to the methodology or composition of the Underlying Index, including in a manner that might improve the apparent performance of the Fund relative to the performance of the Underlying Index. Additionally, potential conflicts could arise to the extent that portfolio managers of the Adviser become aware of contemplated methodology changes or rebalance activity prior to disclosure to the public, which could facilitate “front running” on behalf of other funds or accounts managed by the Adviser with similar exposure. Although the Adviser and the Index Provider have taken steps designed to ensure that these potential conflicts are mitigated (e.g., via the adoption of policies and procedures that are designed to minimize potential conflicts of interest and the implementation of informational barriers designed to minimize the potential for the misuse of information about the Underlying Index), there can be no assurance that such measures will be successful.

Abacus FCF Real Assets Leaders ETF | REITs Risk Member
Prospectus [Line Items]
Risk [Text Block]
REITs Risk. A REIT is a company that pools investor funds to invest primarily in income producing real estate or real estate related loans or interests. The Fund may be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders and may be subject to defaults by borrowers and to self-liquidations.

Abacus FCF Real Assets Leaders ETF | MLP Risk Member
Prospectus [Line Items]
Risk [Text Block]
MLP Risk. An MLP is a publicly traded partnership primarily engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. MLP common units, like other equity securities, can be affected by macroeconomic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices of other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Abacus FCF Real Assets Leaders ETF | MLP Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
MLP Tax Risk. MLPs taxed as partnerships, subject to the application of certain partnership audit rules, generally do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the MLP’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction in the value of your investment in the Fund and lower income.

Abacus FCF Real Assets Leaders ETF | Real Assets Industry Group Risk Member
Prospectus [Line Items]
Risk [Text Block]
Real Assets Industry Group Risk. The risks of investing in the Real Assets Industry Group include the risks of focusing investments in the real estate, infrastructure, commodities and natural resources related sectors, and adverse developments in these sectors may significantly affect the value of the Shares. Accordingly, the Fund is more susceptible to adverse developments affecting one or more of these sectors than a fund that invests more broadly, and the Fund may perform poorly during a downturn affecting issuers in those sectors. Companies involved in activities related to the Real Assets Industry Group can be adversely affected by, among other things, government regulation or deregulation (including tariffs), global political and economic developments, energy and commodity prices, the overall supply and demand for oil and gas, changes in tax zoning laws, environmental issues, and low inflation.

Abacus FCF Real Assets Leaders ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investor may lose money by investing in the Fund.